Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—52.3%
	Auto Receivables—27.4%
$ 2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	$ 2,525,300
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,929,175
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	4,984,515
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,663,395
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	16,508,618
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	24,513,835
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	14,175,916
2,750,000	ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,557,784
2,546,000	ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,349,996
19,311	Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	19,285
18,002,000	Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	16,651,951
9,500,000	CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	8,681,759
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	726,494
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,569,549
7,000,000	CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,283,497
12,075,000	CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	10,801,957
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	4,886,722
4,310,329	Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	4,256,343
392,935	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	387,002
653,957	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	644,706
1,708,194	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	1,651,892
1,252,675	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	1,219,911
4,507,102	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	4,355,742
2,260,485	Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	2,183,043
2,010,861	Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	1,932,219
1,109,440	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	1,073,520
7,993,191	Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	7,637,526
2,089,130	Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	1,994,009
944,650	Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	903,569
2,764,499	Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	2,751,230
1,840,000	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,812,540
4,838,000	Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	4,783,333
1,350,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,332,493
5,300,000	Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	4,956,073
2,000,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,864,997
2,550,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,374,088
1,000,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	984,768
750,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	738,527
1,750,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,718,995
3,230,653	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	3,226,333
22,000,000	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	21,514,287
18,717,226	Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	17,997,686
19,990,352	Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	19,198,838
3,035,672	Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	2,968,118
5,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,625,464

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 4,280,000		Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	$ 3,889,754
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,364,196
376,378		Ford Credit Auto Owner Trust 2022-A, Class A2, 0.730%, 9/15/2024	375,479
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,253,542
14,000,000		Ford Credit Floorplan Master O 2023-1, Class B, 5.310%, 5/15/2028	13,833,176
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	13,862,361
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,275,032
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,214,576
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	9,831,359
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	12,749,697
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,436,075
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,431,105
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	12,817,422
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,670,224
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,934,624
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,183,221
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,901,472
3,624,651		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	3,535,328
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,554,345
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,271,283
4,250,000		GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	3,823,831
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,808,780
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	3,952,246
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	5,816,896
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	8,393,086
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,456,699
4,750,000	[1]	NextGear Floorplan Master Owner 2023-1A, Class A1, 6.166% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,761,923
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	18,924,795
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 6.116% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,656,134
25,958		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	25,918
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,257,792
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,523,865
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	762,299
3,576,994		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	3,441,343
2,462,556		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	2,426,921
1,770,251		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	1,748,156
2,655,377		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	2,615,056
2,065,293		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	2,025,669
1,500,000		Santander Consumer Auto Receivables 2021-AA, Class D, 1.570%, 1/15/2027	1,375,545
1,750,000		Santander Consumer Auto Receivables 2021-AA, Class E, 3.280%, 3/15/2027	1,620,773
2,964,738		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	2,946,700
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	1,949,561
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,922,859
4,076,181		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	3,977,141
35,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	33,451,976
32,653,379		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	32,014,844
34,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	31,720,388
6,150,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	5,983,224
20,000,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	19,407,386
40,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	38,216,914

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$15,500,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	$ 14,883,629
55,825,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	53,262,356
52,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	49,132,585
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,494,421
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	6,944,414
17,660,000		Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	17,219,459
10,000,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	9,690,597
16,000,000		Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	15,117,731
6,000,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,661,184
1,206,273		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	1,198,995
1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,346,955
5,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,700,739
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,468,092
6,430,000		World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	5,896,844
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,535,602
5,000,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,577,624
4,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	4,070,174
5,000,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,520,148
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,706,438
5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	5,551,252
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,363,970
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,466,915
9,250,000		World Omni Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	8,599,774
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,186,253
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,436,767
		TOTAL	876,342,909
		Credit Card—7.4%
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 5.553% (1-month USLIBOR +0.360%), 2/17/2026	3,600,175
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 5.763% (1-month USLIBOR +0.570%), 2/17/2026	16,613,923
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 5.783% (1-month USLIBOR +0.590%), 4/15/2026	18,681,456
20,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	19,176,548
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,390,805
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	5,851,066
5,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	4,817,571
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,299,546
5,000,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	4,909,893
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,932,849
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,901,578
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,698,163
15,000,000	[1]	Golden Credit Card Trust 2022-2A, Class A, 5.314% (SOFR +0.250%), 1/15/2026	14,971,265
17,658,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	17,263,634
7,626,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	7,459,285
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,528,020
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,815,835
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,847,588
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,542,873
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,682,296
40,000,000	[1]	Trillium Credit Card Trust II 2021-2A, Class A, 5.286% (30-DAY AVERAGE SOFR +0.220%), 10/26/2026	39,970,526
10,000,000		Trillium Credit Card Trust II 2021-2A, Class B, 1.084%, 10/26/2026	9,818,282
8,044,000		Trillium Credit Card Trust II 2021-2A, Class C, 1.333%, 10/26/2026	7,895,705

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	$ 6,979,258
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,217,372
		TOTAL	235,865,512
		Equipment Lease—5.0%
605,624		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	597,172
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,125,858
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	9,266,671
2,266,727		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,261,242
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,372,684
15,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	14,822,282
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,577,235
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	3,607,725
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,164,506
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,485,546
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,489,381
963,824		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	961,282
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	17,903,248
3,050,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	3,020,876
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,585,117
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,407,445
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	3,935,696
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	2,941,139
19,686,394		HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	19,610,054
15,600,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	15,088,607
11,200,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	10,465,950
14,400,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,282,009
290,232		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	290,070
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,182,120
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,457,706
		TOTAL	160,901,621
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.890% (1-month USLIBOR +0.740%), 8/25/2034	28,052
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	28,052
		Manufactured Housing—0.0%
1,767		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,765
		Other—5.6%
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	3,954,504
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,277,384
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,780,081
35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	33,980,806
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,355,537
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	35,842,337
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,202,492
6,000,000	[1]	PFS Financing Corp. 2022-B, Class B, 5.916% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	5,996,537
2,206,868		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	2,093,604
2,808,547		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	2,777,952
10,000,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	9,032,565
11,650,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	11,624,319

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 6,050,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	$ 6,036,544
6,000,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	5,925,338
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	9,996,002
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	16,434,978
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	8,712,370
		TOTAL	179,023,350
		Student Loans—6.9%
1,893,252	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.830% (1-month USLIBOR +0.680%), 10/25/2035	1,870,839
5,250,509	[1]	Navient Student Loan Trust 2019-D, Class A2B, 6.243% (1-month USLIBOR +1.050%), 12/15/2059	5,187,906
9,349,684		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	8,310,964
7,231,713		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	6,553,791
15,870,695		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	13,796,087
46,115,001		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	39,992,020
34,864,548		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	30,223,093
39,337,875		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	32,901,709
6,776,725	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 5.886% (1-month USLIBOR +0.740%), 4/20/2062	6,661,794
41,507,018	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.836% (1-month USLIBOR +0.690%), 4/20/2062	40,777,331
1,165,071		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,157,717
8,678,168	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 5.793% (1-month USLIBOR +0.600%), 3/17/2053	8,463,532
22,950,066	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 5.823% (1-month USLIBOR +0.630%), 2/15/2051	22,727,819
24,719	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 5.850% (1-month USLIBOR +0.700%), 3/26/2040	24,710
		TOTAL	218,649,312
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,759,000,836)	1,670,812,521
		CORPORATE BONDS—31.6%
		Capital Goods - Aerospace & Defense—0.2%
6,835,000	[3]	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	6,793,660
		Communications - Cable & Satellite—1.1%
35,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 5.890% (3-month USLIBOR +0.630%), 4/15/2024	35,919,579
		Communications - Media & Entertainment—0.7%
10,000,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.600%, 5/15/2028	9,895,462
7,540,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	7,547,951
5,000,000	[1]	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.870% (SOFR +1.780%), 3/15/2024	5,049,648
		TOTAL	22,493,061
		Communications - Telecom Wireless—1.2%
7,985,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.800%, 7/15/2028	7,823,614
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 6.250% (3-month USLIBOR +0.990%), 1/16/2024	30,874,382
		TOTAL	38,697,996
		Communications - Telecom Wirelines—1.1%
10,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	10,002,934
25,000,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 5.881% (SOFR +0.790%), 3/20/2026	25,043,532
		TOTAL	35,046,466
		Consumer Cyclical - Automotive—4.2%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 5.477% (3-month USLIBOR +0.280%), 1/12/2024	9,999,951
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.840% (SOFR +0.750%), 12/13/2024	19,975,991
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	18,715,142
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.648% (SOFR +0.620%), 10/15/2024	19,859,377
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.849% (SOFR +0.760%), 3/8/2024	9,978,092
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.130% (SOFR +1.040%), 2/26/2027	9,818,286
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.800%, 6/26/2025	4,992,446

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 6.153% (3-month USLIBOR +0.640%), 3/8/2024	$ 19,857,632
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.340% (SOFR +0.330%), 1/11/2024	10,000,479
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.343% (SOFR +0.320%), 1/13/2025	9,936,444
		TOTAL	133,133,840
		Consumer Cyclical - Retailers—0.0%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,642,173
		Consumer Non-Cyclical - Food/Beverage—0.4%
5,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	5,061,448
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 6.270% (3-month USLIBOR +1.010%), 10/17/2023	6,964,691
		TOTAL	12,026,139
		Consumer Non-Cyclical - Health Care—1.1%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,325,825
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,565,812
1,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	990,898
26,600,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 5.561% (SOFR +0.530%), 10/18/2024	26,600,749
		TOTAL	35,483,284
		Consumer Non-Cyclical - Pharmaceuticals—0.3%
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 6.562% (3-month USLIBOR +1.010%), 12/15/2023	9,091,065
		Consumer Non-Cyclical - Tobacco—0.3%
10,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	9,932,445
		Financial Institution - Banking—14.4%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 5.733% (SOFR +0.650%), 11/4/2026	21,434,918
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.689% (SOFR +0.600%), 2/18/2025	6,367,956
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 6.019% (SOFR +0.970%), 7/22/2027	14,946,860
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.790% (SOFR +0.730%), 10/24/2024	5,000,300
30,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 5.439% (SOFR +0.350%), 12/8/2023	29,991,847
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 5.710% (SOFR +0.620%), 9/15/2026	9,893,613
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.251% (SOFR +0.200%), 10/25/2024	9,928,763
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 5.320% (SOFR +0.260%), 4/26/2024	9,988,286
15,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 5.873% (SOFR +0.810%), 1/27/2027	14,931,202
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 5.700% (SOFR +0.610%), 9/15/2026	19,704,218
8,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	7,965,946
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.451% (SOFR +0.420%), 10/18/2024	24,915,759
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.490% (SOFR +0.400%), 12/14/2023	9,990,715
7,695,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.745% (SOFR +0.694%), 1/25/2026	7,665,226
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.749% (SOFR +0.669%), 5/1/2025	9,969,133
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.860% (SOFR +0.770%), 6/9/2027	14,889,351
8,000,000	[1,3]	Citigroup, Inc., Sr. Unsecd. Note, 6.370% (SOFR +1.280%), 2/24/2028	8,051,154
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.407% (SOFR +0.400%), 7/7/2025	25,848,614
10,000,000	[1]	DNB Bank ASA, Sr. Pfd., 144A, 5.921% (SOFR +0.830%), 3/28/2025	9,991,591
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.966% (SOFR +0.920%), 10/21/2027	12,024,465
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.210% (SOFR +1.120%), 2/24/2028	9,328,764
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 5.879% (SOFR +0.790%), 12/9/2026	9,923,687
8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.625% (SOFR +0.535%), 6/1/2025	7,963,445
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.689% (SOFR +0.600%), 12/10/2025	19,925,491
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.856% (SOFR +0.765%), 9/22/2027	12,409,520
8,570,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 5.685% (SOFR +0.625%), 1/24/2025	8,555,404
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 5.578% (SOFR +0.490%), 8/6/2024	15,966,302
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.619% (SOFR +0.530%), 8/12/2024	1,988,372
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.852% (SOFR +0.760%), 9/29/2026	8,795,548

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	$ 4,889,055
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 5.427% (SOFR +0.360%), 7/29/2024	9,954,242
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.340% (SOFR +0.300%), 1/19/2024	9,989,017
22,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.489% (SOFR +0.400%), 6/9/2025	21,300,588
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.449% (SOFR +0.360%), 2/9/2024	34,928,830
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.539% (SOFR +0.450%), 8/9/2024	9,967,772
		TOTAL	459,385,954
		Financial Institution - Finance Companies—0.2%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	6,949,921
		Financial Institution - Insurance - Life—1.6%
10,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 5.392% (SOFR +0.300%), 9/27/2024	9,985,336
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.355% (SOFR +0.330%), 1/14/2025	19,906,179
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 5.463% (SOFR +0.400%), 1/27/2025	19,862,313
		TOTAL	49,753,828
		Technology—0.2%
8,000,000		Apple, Inc., Sr. Unsecd. Note, 4.421%, 5/8/2026	7,968,665
		Transportation - Railroads—0.1%
2,760,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,742,579
		Utility - Electric—4.0%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,510,012
9,375,000	[1]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 5.738% (SOFR +0.650%), 5/13/2024	9,366,498
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 6.082% (3-month USLIBOR +0.530%), 9/15/2023	16,885,227
3,385,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,382,017
22,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 5.339% (SOFR +0.250%), 8/15/2023	22,004,237
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.391% (SOFR +0.300%), 6/28/2024	15,189,253
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.361% (SOFR +0.330%), 10/18/2024	25,592,909
30,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.480% (SOFR +0.400%), 11/3/2023	29,996,573
		TOTAL	126,926,726
		Utility - Natural Gas—0.5%
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	5,980,860
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	9,956,729
		TOTAL	15,937,589
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,014,435,783)	1,009,924,970
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—10.2%
		Federal Home Loan Mortgage Corporation—7.7%
51,367		Federal Home Loan Mortgage Corp. REMIC, Series 2386, Class FE, 5.593% (1-month USLIBOR +0.400%), 7/15/2036	50,580
281,944		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 5.720% (1-month USLIBOR +0.550%), 12/15/2033	281,285
823,477		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 5.593% (1-month USLIBOR +0.400%), 6/15/2034	817,075
68,844		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 5.493% (1-month USLIBOR +0.300%), 4/15/2035	68,672
571,837		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.713% (1-month USLIBOR +0.520%), 12/15/2035	565,882
141,995		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 5.653% (1-month USLIBOR +0.460%), 2/15/2034	140,420
566,166		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 5.603% (1-month USLIBOR +0.410%), 5/15/2036	558,840
233,318		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 5.573% (1-month USLIBOR +0.380%), 5/15/2036	230,532
116,513		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 5.678% (1-month USLIBOR +0.485%), 8/15/2035	115,149
153,350		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 5.493% (1-month USLIBOR +0.300%), 9/15/2036	150,192
192,808		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 5.593% (1-month USLIBOR +0.400%), 7/15/2036	189,785
58,390		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 5.593% (1-month USLIBOR +0.400%), 7/15/2036	57,582
43,956		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 5.643% (1-month USLIBOR +0.450%), 7/15/2037	43,327
774,209		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 5.793% (1-month USLIBOR +0.600%), 11/15/2037	766,803

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 693,418		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 5.613% (1-month USLIBOR +0.420%), 11/15/2037	$ 684,004
74,700		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 5.943% (1-month USLIBOR +0.750%), 7/15/2036	74,541
234,499		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 6.103% (1-month USLIBOR +0.910%), 7/15/2037	236,503
2,927,929		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 5.523% (1-month USLIBOR +0.330%), 4/15/2041	2,912,281
1,014,715		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 5.543% (1-month USLIBOR +0.350%), 8/15/2043	995,347
1,050,828		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 5.593% (1-month USLIBOR +0.400%), 8/15/2046	1,022,780
1,833,914		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 5.543% (1-month USLIBOR +0.350%), 7/15/2047	1,777,986
14,168,506		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 5.550% (1-month USLIBOR +0.400%), 7/25/2049	13,912,524
4,340,585		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 5.550% (1-month USLIBOR +0.400%), 9/25/2049	4,225,043
19,741,227		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 5.600% (1-month USLIBOR +0.450%), 10/25/2049	19,342,622
16,493,843		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 5.500% (1-month USLIBOR +0.350%), 7/25/2050	16,013,226
30,083,764		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 5.600% (1-month USLIBOR +0.450%), 7/25/2050	29,044,478
7,372,770		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 5.316% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,881,612
7,755,486		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 5.663% (1-month USLIBOR +0.470%), 5/25/2030	7,708,749
934,879		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 5.543% (1-month USLIBOR +0.350%), 8/25/2030	924,500
15,557,972		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 5.523% (1-month USLIBOR +0.330%), 9/25/2030	15,380,844
11,391,166		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 5.523% (1-month USLIBOR +0.330%), 10/25/2030	11,280,881
9,136,017		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 5.473% (1-month USLIBOR +0.280%), 10/25/2027	9,077,315
16,174,883		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 5.493% (1-month USLIBOR +0.300%), 11/25/2030	16,027,999
37,409,634		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 5.453% (1-month USLIBOR +0.260%), 11/25/2030	37,090,343
12,119,470		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 5.453% (1-month USLIBOR +0.260%), 12/25/2030	12,027,895
18,368,501		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 5.363% (1-month USLIBOR +0.170%), 12/25/2030	18,223,065
18,511,104		Federal Home Loan Mortgage Corp. REMIC, Series KF121, Class AS, 5.220% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	18,212,601
		TOTAL	247,113,263
		Federal National Mortgage Association—1.5%
13,044		Federal National Mortgage Association REMIC, Series 2002-39, Class FB, 5.650% (1-month USLIBOR +0.500%), 8/25/2039	12,975
73,884		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 6.146% (1-month USLIBOR +1.000%), 12/18/2032	74,255
165,578		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 5.580% (1-month USLIBOR +0.430%), 6/25/2036	163,804
839,988		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 5.550% (1-month USLIBOR +0.400%), 7/25/2036	828,585
185,949		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 5.500% (1-month USLIBOR +0.350%), 8/25/2036	183,535
577,170		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 5.500% (1-month USLIBOR +0.350%), 9/25/2036	568,634
231,641		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 5.450% (1-month USLIBOR +0.300%), 12/25/2036	227,759
441,335		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 5.370% (1-month USLIBOR +0.220%), 2/25/2046	433,540
2,829,203		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 5.380% (1-month USLIBOR +0.230%), 3/25/2037	2,771,652
303,643		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 5.610% (1-month USLIBOR +0.460%), 9/25/2037	298,608
162,186		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 5.600% (1-month USLIBOR +0.450%), 7/25/2037	160,153
79,856		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 6.150% (1-month USLIBOR +1.000%), 6/25/2037	80,290
199,046		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 6.000% (1-month USLIBOR +0.850%), 4/25/2037	199,416
5,353,238		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 5.550% (1-month USLIBOR +0.400%), 10/25/2040	5,290,419
1,844,473		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 5.500% (1-month USLIBOR +0.350%), 4/25/2047	1,800,715
18,778,912		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 5.450% (1-month USLIBOR +0.300%), 12/25/2048	18,358,738
1,397,411		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 5.550% (1-month USLIBOR +0.400%), 7/25/2049	1,373,527
6,509,112		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 5.550% (1-month USLIBOR +0.400%), 7/25/2050	6,315,709
10,870,651		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 5.450% (1-month USLIBOR +0.300%), 10/25/2060	10,581,502
		TOTAL	49,723,816

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—0.2%
$ 2,627,318		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 5.443% (1-month USLIBOR +0.350%), 11/20/2062	$ 2,607,640
1,471,260		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 5.633% (1-month USLIBOR +0.540%), 7/20/2063	1,463,922
1,064,016		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 5.643% (1-month USLIBOR +0.550%), 7/20/2063	1,059,764
		TOTAL	5,131,326
		Non-Agency Mortgage—0.8%
12,342,333		BRASS PLC, Class A1, 0.669%, 4/16/2069	11,817,142
94,587	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 6.262% (1-month USLIBOR +1.100%), 11/20/2035	74,895
45,913	[1]	Impac CMB Trust 2004-7, Class 1A2, 6.070% (1-month USLIBOR +0.920%), 11/25/2034	44,304
89,586	[1]	Impac CMB Trust 2004-9, Class 1A2, 6.030% (1-month USLIBOR +0.880%), 1/25/2035	84,700
12,513,092	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.622% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	11,529,317
145,030	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 5.893% (1-month USLIBOR +0.700%), 11/15/2031	135,677
473,873		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	387,110
189,925	[1]	Washington Mutual 2006-AR1, Class 2A1B, 5.046% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	170,251
338,538	[1]	Washington Mutual 2006-AR15, Class 1A, 4.816% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	307,616
185,864	[1]	Washington Mutual 2006-AR17, Class 1A, 4.007% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	162,428
		TOTAL	24,713,440
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $334,873,366)	326,681,845
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.0%
		Commercial Mortgage—3.0%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.443% (1-month USLIBOR +1.250%), 7/15/2035	19,452,634
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 6.276% (1-month USLIBOR +1.030%), 12/19/2030	13,851,698
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 6.596% (1-month USLIBOR +1.350%), 12/19/2030	24,502,242
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	36,034,971
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $97,378,404)	93,841,545
		AGENCY RISK TRANSFER SECURITY—0.4%
12,000,000	[1]	FNMA - CAS 2023-R05, Class 1M2, 8.166% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $12,000,000)	12,015,000
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$ 336,797		FNMA ARM, 3.764%, 8/1/2033	328,892
17,176		FNMA ARM, 4.268%, 4/1/2030	16,947
275,384		FNMA ARM, 4.323%, 7/1/2034	271,120
39,332		FNMA ARM, 5.377%, 5/1/2040	39,124
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $677,278)	656,083
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
305,859		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $323,350)	317,132
		INVESTMENT COMPANIES—3.1%
1,495,873		Bank Loan Core Fund	12,969,221
5,165,225		Federated Hermes Government Obligations Fund, Premier Shares, 4.97%[4]	5,165,225

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
81,887,952	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.19%[4]	$ 81,871,574
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $102,334,519)	100,006,020
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $3,321,023,536)	3,214,255,116
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(18,401,014)
	TOTAL NET ASSETS—100%	$3,195,854,102
At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	400	$81,337,500	September 2023	$(941,525)
The average notional value of long and short futures contracts held by the Fund throughout the period was $54,522,422 and $139,437,305, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Affiliates	Value as of 9/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2023	Shares Held as of 6/30/2023	Dividend Income
Bank Loan Core Fund	$150,593,032	$2,712,864	$(140,877,994)	$16,539,959	$(15,998,640)	$12,969,221	1,495,873	$2,814,899
Federated Hermes Conservative Microshort Fund	$49,650,349	$—	$(49,660,057)	$349,650	$(339,942)	$—	—	$444,112
Federated Hermes Government Obli- gations Fund, Premier Shares*	$1,083,960	$35,545,800	$(31,464,535)	$—	$—	$5,165,225	5,165,225	$121,017
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$111,402,267	$1,583,552,984	$(1,613,077,625)	$(8,572)	$2,520	$81,871,574	81,887,952	$2,279,643
TOTAL OF AFFILIATED TRANSAC- TIONS	$312,729,608	$1,621,811,648	$(1,835,080,211)	$16,881,037	$(16,336,062)	$100,006,020	88,549,050	$5,659,671

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$5,049,409	$5,165,225

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,670,812,521	$0	$1,670,812,521
Corporate Bonds	—	1,009,924,970	—	1,009,924,970
Collateralized Mortgage Obligations	—	326,681,845	—	326,681,845
Commercial Mortgage-Backed Securities	—	93,841,545	—	93,841,545
Agency Risk Transfer Security	—	12,015,000	—	12,015,000
Adjustable Rate Mortgages	—	656,083	—	656,083
Mortgage-Backed Security	—	317,132	—	317,132
Investment Companies	100,006,020	—	—	100,006,020
TOTAL SECURITIES	$100,006,020	$3,114,249,096	$0	$3,214,255,116
Other Financial Instruments:[1]
Liabilities	$(941,525)	$—	$—	$(941,525)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate